COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	99.0%
AUSTRALIA	6.2%
DIVERSIFIED	5.6%
Charter Hall Group		1,181,076	$13,040,097
Goodman Group		2,418,274	61,842,624
Ingenia Communities Group		4,073,495	14,165,544
Stockland		6,776,478	24,548,977

			113,597,242

SELF STORAGE	0.6%
National Storage REIT		7,540,625	13,293,692

TOTAL AUSTRALIA			126,890,934

BELGIUM	1.3%
HEALTH CARE	0.6%
Aedifica SA		174,182	12,195,718

INDUSTRIALS	0.7%
VGP NV		70,174	7,186,501
Warehouses De Pauw CVA		229,848	6,125,173

			13,311,674

TOTAL BELGIUM			25,507,392

CANADA	3.1%
INDUSTRIALS	1.6%
Dream Industrial Real Estate Investment Trust		3,037,641	32,432,649

RESIDENTIAL	0.8%
Canadian Apartment Properties REIT		399,928	16,260,890

RETAIL	0.7%
First Capital Real Estate Investment Trust		983,533	13,635,435

TOTAL CANADA			62,328,974

FRANCE	2.6%
INDUSTRIALS	0.4%
ARGAN SA		89,326	7,328,226

OFFICE	0.6%
Gecina SA		110,737	12,745,790

RETAIL	1.6%
Klepierre SA		558,056	18,288,119
Unibail-Rodamco-Westfield		155,575	13,611,808

			31,899,927

TOTAL FRANCE			51,973,943

GERMANY	2.7%
RESIDENTIAL
LEG Immobilien SE		168,771	17,618,199
TAG Immobilien AG(a)		334,131	6,177,886
Vonovia SE		869,992	31,696,749

			55,492,834

HONG KONG	2.2%
DIVERSIFIED	1.9%
Link REIT		1,701,672	8,591,705
Sun Hung Kai Properties Ltd.		1,656,000	18,224,020
Wharf Real Estate Investment Co. Ltd.		3,574,000	12,643,028

			39,458,753

SPECIALTY	0.3%
Galaxy Entertainment Group Ltd.		1,200,000	6,027,901

TOTAL HONG KONG			45,486,654

		Shares	Value
JAPAN	8.3%
DIVERSIFIED	5.6%
Japan Metropolitan Fund Invest		16,726	$11,241,827
KDX Realty Investment Corp.		17,305	18,205,017
Mitsubishi Estate Co. Ltd.		508,500	7,990,588
Mitsui Fudosan Co. Ltd.		3,844,100	35,786,438
Nomura Real Estate Master Fund, Inc.		13,285	13,208,742
Sumitomo Realty & Development Co. Ltd.		801,600	26,804,589

			113,237,201

HOTEL	0.7%
Invincible Investment Corp.		17,370	7,505,146
Japan Hotel REIT Investment Corp.		15,592	7,756,674

			15,261,820

INDUSTRIALS	1.5%
GLP J-Reit		17,763	16,400,418
Mitsui Fudosan Logistics Park, Inc.		4,684	13,834,462

			30,234,880

RESIDENTIAL	0.5%
Advance Residence Investment Corp.		2,186	5,118,031
Nippon Accommodations Fund, Inc.		1,106	4,909,570

			10,027,601

TOTAL JAPAN			168,761,502

SINGAPORE	2.8%
DATA CENTERS	0.4%
Digital Core REIT Management Pte. Ltd.		12,608,652	7,754,321

DIVERSIFIED	1.1%
CapitaLand Integrated Commercial Trust		12,924,092	21,318,090

HEALTH CARE	0.7%
Parkway Life Real Estate Investment Trust		4,293,000	14,028,866

RETAIL	0.6%
Frasers Centrepoint Trust		7,176,757	12,843,058

TOTAL SINGAPORE			55,944,335

SPAIN	1.0%
DIVERSIFIED	0.4%
Merlin Properties Socimi SA		604,315	7,648,518

INFRASTRUCTURE	0.6%
Cellnex Telecom SA(b)		313,792	12,724,904

TOTAL SPAIN			20,373,422

SWEDEN	1.7%
DIVERSIFIED	0.8%
Fastighets AB Balder, Class B(a)		1,859,506	16,335,917

INDUSTRIALS	0.5%
Catena AB		172,005	9,823,196

OFFICE	0.2%
Fabege AB		420,973	4,169,999

SPECIALTY	0.2%
JM AB		224,645	4,490,312

TOTAL SWEDEN			34,819,424

UNITED KINGDOM	4.7%
DIVERSIFIED	0.8%
Land Securities Group PLC		1,028,625	8,952,685
LondonMetric Property PLC		2,486,108	6,807,148

			15,759,833

		Shares	Value
INDUSTRIALS	1.5%
Segro PLC		1,204,925	$14,079,482
Tritax Big Box REIT PLC		7,567,673	16,097,105

			30,176,587

OFFICE	0.3%
Derwent London PLC		220,441	7,079,142

RESIDENTIAL	0.8%
Grainger PLC		2,660,640	8,732,787
UNITE Group PLC		604,895	7,601,916

			16,334,703

SELF STORAGE	1.3%
Big Yellow Group PLC		697,625	11,826,508
Safestore Holdings PLC		1,165,718	13,979,807

			25,806,315

TOTAL UNITED KINGDOM			95,156,580

UNITED STATES	62.4%
DATA CENTERS	8.7%
Digital Realty Trust, Inc.		697,149	112,819,623
Equinix, Inc.		70,747	62,797,159

			175,616,782

HEALTH CARE	10.1%
Healthcare Realty Trust, Inc.,Class A		1,640,997	29,784,095
Omega Healthcare Investors, Inc.		473,378	19,266,485
PACS Group, Inc.(a)		203,232	8,123,183
Welltower, Inc.		1,156,667	148,088,076

			205,261,839

HOTEL	2.7%
Caesars Entertainment, Inc.(a)		710,265	29,646,461
Host Hotels & Resorts, Inc.		1,450,402	25,527,075

			55,173,536

INDUSTRIALS	6.6%
Americold Realty Trust, Inc.		422,109	11,933,022
BG LLH, LLC (Lineage Logistics)(c)		68,361	5,358,096
Lineage, Inc.		13,356	1,046,843
Prologis, Inc.		921,618	116,381,921

			134,719,882

INFRASTRUCTURE	2.2%
Crown Castle, Inc.		382,046	45,322,117

OFFICE	0.6%
Highwoods Properties, Inc.		369,894	12,395,148

RESIDENTIAL	11.7%
American Homes 4 Rent,Class A		594,480	22,822,087
AvalonBay Communities, Inc.		89,119	20,074,055
Camden Property Trust		109,453	13,520,729
Equity LifeStyle Properties, Inc.		224,990	16,050,787
Essex Property Trust, Inc.		78,548	23,204,650
Invitation Homes, Inc.		1,580,196	55,717,711
Sun Communities, Inc.		353,108	47,722,546
UDR, Inc.		855,575	38,791,770

			237,904,335

RETAIL	9.2%
Kimco Realty Corp.		1,400,803	32,526,646
Realty Income Corp.		973,702	61,752,181
Simon Property Group, Inc.		544,904	92,099,674

			186,378,501

		Shares	Value
SELF STORAGE	5.2%
Extra Space Storage, Inc.		242,317	$43,663,100
Public Storage		167,613	60,989,343

			104,652,443

SPECIALTY	5.0%
Iron Mountain, Inc.		439,123	52,180,986
VICI Properties, Inc.,Class A		1,489,500	49,615,245

			101,796,231

TIMBER	0.4%
Weyerhaeuser Co.		249,496	8,447,935

TOTAL UNITED STATES			1,267,668,749

TOTAL COMMON STOCK (Identified cost—$1,524,189,482)			2,010,404,743

SHORT-TERM INVESTMENTS	0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.95%(d)		14,619,793	14,619,793

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$14,619,793)			14,619,793

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,538,809,275)	99.7%		2,025,024,536
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		5,520,778

NET ASSETS	100.0%		$2,030,545,314

Glossary of Portfolio Abbreviations

REIT  Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non–income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $12,724,904 which represents 0.6% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Restricted security. Aggregate holdings equal 0.3% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $4,200,781.
(d)	Rate quoted represents the annualized seven–day yield.

Sector Summary	% of Net Assets
Residential	16.5
Diversified	16.2
Industrials	12.8
Retail	12.1
Health Care	11.4
Data Centers	9.1
Self Storage	7.1
Specialty	5.5
Hotel	3.4
Infrastructure	2.8
Office	1.7
Other (includes short-term investments)	1.4

100.0

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities would be categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock—Real Estate	$2,010,404,743	$—	$—	$2,010,404,743
Short-Term Investments	—	14,619,793	—	14,619,793

Total Investments in Securities(a)	$2,010,404,743	$14,619,793	$—	$2,025,024,536

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2023	Transfer out of Level 3(a)	Change in unrealized appreciation (depreciation)	Balance as of September 30, 2024
Common Stock—Real Estate—Industrials	$7,432,837	$(5,358,096)	$(2,074,741)	$—

(a)

As of December 31, 2023, the Fund used significant unobservable inputs in determining the value of this investment. As of September 30, 2024, the same investment was transferred from Level 3 to Level 1 as a result of the availability of quoted prices in active markets.